Shareholder Report, Line Graph (Details) 195127_Fortuna Hedged Bitcoin Fund_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Mar. 18, 2025	Feb. 28, 2026
Fortuna Hedged Bitcoin ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Fortuna Hedged Bitcoin ETF NAV
Accumulated Value	$ 10,000	$ 8,682
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 12,396